Employee Benefits - Summary of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Key Management Personnel [Abstract]
Short-term employee benefits	$ 5,245,763	$ 5,730,340	$ 6,626,354
Post-employment benefits	215,856	155,086	88,396
Share-based payments	3,693,072	3,114,043	5,697,529
Long-term employee benefits	213,562	4,300	717,223
Termination benefits		152,531	2,447,525
Key management personnel compensation	$ 9,368,253	$ 9,156,300	$ 15,577,027